Summary of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 349,673
Discount	(181,309)
Total	168,364	$ 8,609
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	30,517
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	87,584
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	84,488
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	86,163
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 60,921